Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Two Roads Shared Trust
Entity Central Index Key	0001552947
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000215718
Shareholder Report [Line Items]
Fund Name	Anfield U.S. Equity Sector Rotation ETF
Trading Symbol	AESR
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Anfield U.S. Equity Sector Rotation ETF for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://regentsparkfunds.com/our-funds/anfield-equity-sector-rotation-etf/?cb=2056. You can also request this information by contacting us at 1-866-866-4848.
Additional Information Phone Number	1-866-866-4848
Additional Information Website	https://regentsparkfunds.com/our-funds/anfield-equity-sector-rotation-etf/?cb=2056
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Anfield U.S. Equity Sector Rotation ETF	$50	1.01%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.01%
AssetsNet	$ 127,653,969
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 526,033
InvestmentCompanyPortfolioTurnover	69.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$127,653,969
Number of Portfolio Holdings	26
Advisory Fee	$526,033
Portfolio Turnover	69%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	15.3%
Exchange-Traded Funds	84.7%

Sector Weighting (% of net assets)

Value	Value
Consumer Staples	3.3%
Communications	5.2%
Consumer Discretionary	6.8%
Equity	84.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Communication Services Select Sector SPDR Fund	22.7%
SPDR S&P 500 ETF Trust ETF	14.9%
iShares Expanded Tech-Software Sector ETF	10.4%
iShares U.S. Financial Services ETF	7.5%
ARK Next Generation Internet ETF	7.3%
Vanguard Consumer Discretionary ETF	5.1%
Vanguard Consumer Staples ETF	4.7%
Consumer Discretionary Select Sector SPDR Fund	3.8%
iShares US Consumer Discretionary ETF	3.5%
Invesco KBW Bank ETF	2.8%